ORGANIZATION AND BUSINESS DESCRIPTION - Variable interest entities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	$ 40,621,387	$ 27,514,785
Noncurrent assets	479,790	356,142
Total assets	41,101,177	27,870,927
Current liabilities	12,130,781	7,206,039
Non-current liabilities	1,348,500	2,030,201
Total liabilities	13,479,281	9,236,240
Revenue	71,452,736	58,546,729	$ 49,233,547
Net Income (Loss)	4,021,848	4,565,968	4,904,550
Net cash (used in) provided by operating activities	(6,489,483)	(693,959)	1,029,503
Cash flows (used in) provided by investing activities	1,937,084	(228,183)	(1,980,200)
Cash flows provided by financing activities	7,249,130	1,990,753	482,468
Variable Interest Entities
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	38,853,927	27,596,175
Noncurrent assets	446,943	356,142
Total assets	39,300,870	27,952,317
Current liabilities	12,121,739	6,885,996
Non-current liabilities	2,657,635	2,030,201
Total liabilities	14,779,374	8,916,197
Revenue	51,558,098	58,546,729	49,233,547
Net Income (Loss)	4,890,910	4,951,066	4,904,550
Net cash (used in) provided by operating activities	(4,516,193)	(455,804)	1,029,503
Cash flows (used in) provided by investing activities	1,938,555	(228,183)	(1,980,200)
Cash flows provided by financing activities	$ 3,769,504	$ 1,726,170	$ 482,468